AVAILABLE-FOR-SALE INVESTMENTS	12 Months Ended
Dec. 31, 2025
AVAILABLE-FOR-SALE INVESTMENTS
AVAILABLE-FOR-SALE INVESTMENTS

4.AVAILABLE-FOR-SALE INVESTMENTS

As of December 31, 2024, the Company invested liquidity funds in the amount of $4,549, which is classified as available for sale securities, reported the investment at fair value, and changes in the fair value are reflected in the consolidated statements of operations and comprehensive loss.

	As of December 31, 2024
	Cost or amortized cost	Unrealized gains (losses)	Credit loss	Fair value
Liquidity fund	$4,549	$—	$—	$4,549